Debt - Summary of outstanding notes (Details) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 45,947						€ 37,227	€ 29,463
STELLANTIS N.V. (Peugeot S.A.) 2018
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 650				€ 650
Coupon %	2.00%	2.00%
STELLANTIS N.V. (Peugeot S.A.) 2018 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 0						660
STELLANTIS N.V. (Peugeot S.A.) 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	1.125%	1.125%
STELLANTIS N.V. (Peugeot S.A.) 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 598						597
STELLANTIS N.V. (Peugeot S.A.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	2.75%	2.75%
STELLANTIS N.V. (Peugeot S.A.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,022						1,024
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 60
Coupon %	1.60%	1.60%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 61						61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 50
Coupon %	1.81%	1.81%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 50						50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 204
Coupon %	1.40%	1.40%
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 206						206
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	3.875%	3.875%
STELLANTIS N.V. (FCA N.V.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,299						1,347
STELLANTIS N.V. (FCA N.V.) 2020
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	4.50%	4.50%
STELLANTIS N.V. (FCA N.V.) 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,131						1,162
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	0.625%	0.625%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,259						1,260
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	0.75%	0.75%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,256						1,255
STELLANTIS N.V. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	1.25%	1.25%
STELLANTIS N.V. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,245						1,243
STELLANTIS N.V. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,000
Coupon %	2.75%	2.75%
STELLANTIS N.V. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,020						1,022
STELLANTIS N.V. 2023 - green bond
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250
Coupon %	4.375%	4.375%
STELLANTIS N.V. 2023 - green bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,294						1,296
STELLANTIS N.V. 2023
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 1,250			€ 700
Coupon %	4.25%	4.25%		3.88%
STELLANTIS N.V. 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,271						1,270
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	3.50%	3.50%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 754						753
STELLANTIS N.V. 2024 - green bond
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 500
Coupon %	3.75%	3.75%
STELLANTIS N.V. 2024 - green bond | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 508						508
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	3.375%	3.375%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 749						763
STELLANTIS N.V. 2024
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 750
Coupon %	4.00%	4.00%
STELLANTIS N.V. 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 765						749
STELLANTIS N.V. 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 700
Coupon %	3.875%	3.875%
STELLANTIS N.V. 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 712						0
STELLANTIS N.V. 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 800			€ 800
Coupon %	4.625%	4.625%		4.63%
STELLANTIS N.V. 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 816						0
STELLANTIS FINANCE U.S. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	1.711%	1.711%
STELLANTIS FINANCE U.S. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 857						968
STELLANTIS FINANCE U.S. 2021
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000
Coupon %	2.691%	2.691%
STELLANTIS FINANCE U.S. 2021 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 855						967
STELLANTIS FINANCE U.S. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 550
Coupon %	5.625%	5.625%
STELLANTIS FINANCE U.S. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 484						539
STELLANTIS FINANCE U.S. 2022
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 700
Coupon %	6.375%	6.375%
STELLANTIS FINANCE U.S. 2022 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 606						682
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 500				$ 500
Coupon %	5.35%	5.35%			5.35%	5.35%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 434						0
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 750				$ 750
Coupon %	5.75%	5.75%			5.75%	5.75%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 648						0
STELLANTIS FINANCE US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000				$ 1,000
Coupon %	6.45%	6.45%			6.45%	6.45%
STELLANTIS FINANCE US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 862						0
GIE PSA Trésorerie 2003
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million)	€ 600
Coupon %	6.00%	6.00%
GIE PSA Trésorerie 2003 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 721						735
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 300	$ 300
Coupon %	1.69%	1.69%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 254						0
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 1,000	$ 1,000
Coupon %	4.95%	4.95%	4.95%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 858						0
STELLANTIS FINANCIAL SERVICES US 2025
Disclosure of detailed information about borrowings [line items]
Face value of outstanding notes (million) | $		$ 700	$ 700
Coupon %	5.40%	5.40%	5.40%
STELLANTIS FINANCIAL SERVICES US 2025 | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 606						€ 0